UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-22263

Exchange Traded Concepts Trust
(Exact name of Registrant as specified in charter)

J. Garrett Stevens
10900 Hefner Pointe Drive
Suite 207
Oklahoma City, Oklahoma 73120
(Address of principal executive offices) (Zip code)

Exchange Traded Concepts Trust
10900 Hefner Pointe Drive
Suite 207
Oklahoma City, Oklahoma 73120
(Name and address of agent for service)

Copy to:
Christopher Menconi
Morgan, Lewis and Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: April 30, 2017

Date of reporting period: January 31, 2017

Item 1. Schedule of Investments

ROBO GlobalTM
Robotics and Automation Index ETF
Schedule of Investments
January 31, 2017 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.1%
Canada — 2.2%
Industrials— 2.2%
ATS Automation Tooling Systems*	211,695	$2,131,970
MacDonald Dettwiler & Associates	38,703	2,139,463
Total Canada		4,271,433
China — 1.6%
Information Technology— 1.6%
Hollysys Automation Technologies	188,180	3,180,242
Total China		3,180,242
Finland — 1.0%
Industrials— 1.0%
Cargotec, Cl B	44,021	2,113,206
Total Finland		2,113,206
France — 2.8%
Industrials— 1.0%
Schneider Electric	28,172	2,016,091

Information Technology— 1.8%
Dassault Systemes	25,562	1,980,142
Parrot*	168,990	1,579,721
		3,559,863
Total France		5,575,954
Germany — 5.0%
Industrials— 3.9%
Krones	36,964	3,774,576
Siemens	16,176	2,032,205
SLM Solutions Group*	55,478	2,128,396
		7,935,177
Information Technology— 1.1%
Jenoptik	114,157	2,183,014
Total Germany		10,118,191
Israel — 2.0%
Health Care— 0.9%
Mazor Robotics*	171,067	1,924,560

Industrials— 1.1%
Elbit Systems	19,335	2,127,517
Total Israel		4,052,077
Japan — 27.3%
Consumer Discretionary— 0.9%
Denso	43,871	1,909,942

Industrials— 16.9%
Aida Engineering	202,251	2,001,400
Daifuku	164,017	3,639,480
Daihen	308,546	1,992,565
FANUC	20,328	4,002,399
Harmonic Drive Systems	137,869	4,170,055
Mitsubishi Electric	139,644	2,135,440
Nabtesco	145,410	3,806,558
Nachi-Fujikoshi	425,606	2,094,477
SMC	7,776	2,135,076
THK	87,557	2,170,745
Toshiba Machine	476,669	2,083,244
Yushin Precision Equipment	137,135	3,751,950
		33,983,389
Information Technology— 9.5%
Amano	189,600	3,642,947
Keyence	9,724	3,789,402
Omron	89,558	3,687,331
Topcon	130,253	2,008,610
Yaskawa Electric	220,949	4,005,835
Yokogawa Electric	130,178	2,088,399
		19,222,524
Total Japan		55,115,855
Sweden — 2.0%
Health Care— 1.0%
Elekta, Cl B	219,326	1,983,358

Information Technology— 1.0%
Hexagon, Cl B	52,629	2,083,101
Total Sweden		4,066,459
Switzerland — 3.9%
Health Care— 1.0%
Tecan Group	12,680	1,989,524

Industrials— 2.9%
ABB	163,709	3,887,798
Kardex	20,239	2,030,875
		5,918,673
Total Switzerland		7,908,197
Taiwan — 6.2%
Industrials— 3.4%
Airtac International Group	226,400	1,874,268
Hiwin Technologies	651,179	3,344,600
Teco Electric and Machinery	1,975,000	1,776,782
		6,995,650
Information Technology— 2.8%
Adlink Technology	900,559	2,059,915
Advantech	219,000	1,851,432
Delta Electronics	347,187	1,927,217
		5,838,564
Total Taiwan		12,834,214
United Kingdom — 1.1%
Information Technology— 1.1%
Renishaw	59,569	2,135,896
Total United Kingdom		2,135,896
United States — 44.0%
Consumer Discretionary— 1.8%
iRobot*	60,687	3,675,205

Energy— 3.5%
Helix Energy Solutions Group*	213,387	1,809,521
Oceaneering International	121,941	3,396,057

ROBO GlobalTM
Robotics and Automation Index ETF
Schedule of Investments
January 31, 2017 (Unaudited)

Description	Shares	Fair Value

TechnipFMC*	53,945	$1,813,631
		7,019,209
Health Care— 5.9%
Accuray*	720,738	4,144,243
Intuitive Surgical*	5,553	3,846,508
QIAGEN	68,729	1,991,773
Varex Imaging*	8,895	255,737
Varian Medical Systems*	22,240	1,726,936
		11,965,197
Industrials— 12.2%
Aerovironment*	134,917	3,533,476
Deere	18,747	2,006,866
ExOne*	194,025	1,911,146
John Bean Technologies	23,306	2,012,473
Lincoln Electric Holdings	25,289	2,108,344
Nordson	17,689	2,008,232
Northrop Grumman	8,359	1,914,880
Raven Industries	143,607	3,597,355
Rockwell Automation	25,614	3,790,616
Teledyne Technologies*	15,999	1,965,797
		24,849,185
Information Technology— 20.6%
3D Systems*	138,619	2,285,827
Ambarella*	34,999	1,736,301
Autodesk*	25,695	2,090,031
Brooks Automation	117,110	2,040,056
Cognex	55,763	3,767,348
FARO Technologies*	93,284	3,460,836
FLIR Systems	54,289	1,918,030
Immersion*	180,544	1,857,798
IPG Photonics*	20,530	2,360,745
Microchip Technology	31,560	2,125,566
Mobileye*	47,078	2,022,471
National Instruments	63,172	1,984,864
Nuance Communications*	130,256	2,065,860
NVIDIA	19,390	2,117,000
QUALCOMM	30,203	1,613,746
Stratasys*	110,953	2,187,993
Teradyne	76,970	2,184,409
Trimble Navigation*	64,815	1,919,820
Zebra Technologies, Cl A*	23,305	1,949,929
		41,688,630
Total United States		89,197,426

Total Common Stock
(Cost $180,480,663)		200,569,150

Total Investments - 99.1%
(Cost $180,480,663)†		$200,569,150

Percentages are based on Net Assets of $202,399,623.

*	Non-income producing security.
Cl— Class

†	At January 31, 2017, the tax basis cost of the Fund's investments was $180,480,663, and the unrealized appreciation and depreciation were $23,797,297 and $(3,708,810) respectively.

As of January 31, 2017, all of the Fund's investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended January 31, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period. For the period ended January 31, 2017, there were no Level 3 investments.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

ROB-QH-001-0700

Item 2. Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: March 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: March 30, 2017

By (Signature and Title)	/s/ James J. Baker, Jr.
James J. Baker, Jr., Treasurer

Date: March 30, 2017